Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses	$ 3,726	$ 2,795
Salary and welfare payable	5,222	2,775
Tuition fee payables to government agencies	10,096	5,132
Remuneration payable to lecturers	1,802	2,314
Uncertain income tax liabilities (Note 16)	177	177
Payables to employees in connection with options exercise	94	458
Other payable	1,578	1,421
Accrued expenses and other liabilities	$ 22,695	$ 15,072